Subsequent Events (Details Narrative) $ in Millions	Apr. 01, 2026 USD ($) shares
Subsequent Event [Line Items]
Net proceeds from sale of common stock | $	$ 64.6
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of common stock, number of shares issued | shares	10,381,000